Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2026
Time Restricted stock units ("TRSUs")
Share-based Compensation
Schedule of changes in the stocks

		Weighted average
	Number of	fair value at grant
	TRSUs	date
Balance as of January 1, 2026	206,495	$16.17
TRSUs granted during the nine months ended September 30, 2026	145,690	$16.74
TRSUs vested during the nine months ended September 30, 2026	(114,776)	$(13.78)
Balance as of September 30, 2026 (none of which are vested)	237,409	$14.45

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested TRSU awards expected to be recognized through 2029 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2026(1)	$447
2027	1,227
2028	704
2029	109
$2,487
(1)	Three-month period ending December 31, 2026

Performance-Based Restricted stock units ("PRSUs")
Share-based Compensation
Schedule of changes in the stocks

No. of PRSUs
Balance as of January 1, 2026	138,144
PRSUs granted during the nine months ended September 30, 2026	49,241
PRSUs vested during the nine months ended September 30, 2026	—
Balance as of September 30, 2026 (none of which are vested)	187,385

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested PRSU awards expected to be recognized through 2029 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2026(1)	$181
2027	571
2028	388
2029	60
$1,200
(1)	Three-month period ending December 31, 2026